GOF STKAC

   SUPPLEMENT TO THE CURRENTLY EFFECTIVE PROSPECTUSES OF EACH OF THE LISTED
                                     FUNDS:

         FRANKLIN CALIFORNIA TAX-FREE INCOME FUND, INC. - CLASS A,B,C
                      FRANKLIN CALIFORNIA TAX-FREE TRUST
        Franklin California Insured Tax-Free Income Fund - Class A,B,C
          Franklin California Intermediate-Term Tax-Free Income Fund
                   Franklin California Tax-Exempt Money Fund
              FRANKLIN FEDERAL TAX-FREE INCOME FUND - CLASS A,B,C
                          FRANKLIN FLOATING RATE TRUST
                           FRANKLIN FEDERAL MONEY FUND
                             FRANKLIN GLOBAL TRUST
             Franklin Global Aggressive Growth Fund - Class A,B,C
                   Franklin Global Growth Fund- Class A,B,C
             FRANKLIN GOLD AND PRECIOUS METALS FUND - CLASS A,B,C
                      FRANKLIN INVESTORS SECURITIES TRUST
               Franklin Convertible Securities Fund - Class A,C
                   Franklin Equity Income Fund - Class A,B,C
            Franklin Floating Rate Daily Access Fund - Class A,B,C
          Franklin Short-Intermediate U.S. Government Securities Fund
                               FRANKLIN MONEY FUND
                      FRANKLIN MUNICIPAL SECURITIES TRUST
          Franklin California High Yield Municipal Fund - Class A,B,C
                    Franklin Tennessee Municipal Bond Fund
             FRANKLIN NEW YORK TAX-FREE INCOME FUND - CLASS A,B,C
                       FRANKLIN NEW YORK TAX-FREE TRUST
          Franklin New York Insured Tax-Free Income Fund - Class A,C
           Franklin New York Intermediate-Term Tax-Free Income Fund
                    Franklin New York Tax-Exempt Money Fund
              FRANKLIN REAL ESTATE SECURITIES TRUST - CLASS A,B,C
                      FRANKLIN STRATEGIC MORTGAGE PORTFOLIO
                            FRANKLIN STRATEGIC SERIES
                          Franklin U.S. Long-Short Fund
                         FRANKLIN TAX-EXEMPT MONEY FUND
                            FRANKLIN TAX-FREE TRUST
               Franklin Alabama Tax-Free Income Fund - Class A,C
              Franklin Arizona Tax-Free Income Fund - Class A,B,C
              Franklin Colorado Tax-Free Income Fund - Class A,C
             Franklin Connecticut Tax-Free Income Fund - Class A,C
            Franklin Federal Intermediate-Term Tax-Free Income Fund
                    Franklin Florida Insured Tax-Free Income Fund
              Franklin Florida Tax-Free Income Fund - Class A,B,C
               Franklin Georgia Tax-Free Income Fund - Class A,C
            Franklin High Yield Tax-Free Income Fund - Class A,B,C
              Franklin Insured Tax-Free Income Fund - Class A,B,C
                    Franklin Kentucky Tax-Free Income Fund
              Franklin Louisiana Tax-Free Income Fund - Class A,C
              Franklin Maryland Tax-Free Income Fund - Class A,C
        Franklin Massachusetts Insured Tax-Free Income Fund - Class A,C
         Franklin Michigan Insured Tax-Free Income Fund - Class A,B,C
         Franklin Minnesota Insured Tax-Free Income Fund - Class A, C
              Franklin Missouri Tax-Free Income Fund - Class A,C
            Franklin New Jersey Tax-Free Income Fund - Class A,B,C
           Franklin North Carolina Tax-Free Income Fund - Class A,C
           Franklin Ohio Insured Tax-Free Income Fund - Class A,B,C
               Franklin Oregon Tax-Free Income Fund - Class A,C
           Franklin Pennsylvania Tax-Free Income Fund - Class A,B,C
               Franklin Double Tax-Free Income Fund - Class A,C
                Franklin Texas Tax-Free Income Fund - Class A,C
              Franklin Virginia Tax-Free Income Fund - Class A,C
                        FRANKLIN TEMPLETON GLOBAL TRUST
                Franklin Templeton Hard Currency Fund - Class A
                    FRANKLIN TEMPLETON INTERNATIONAL TRUST
            Templeton Foreign Smaller Companies Fund - Class A,B,C
                 Templeton Global Long-Short Fund - Class A,B
                   Templeton Pacific Growth Fund - Class A,C
                        TEMPLETON GLOBAL INVESTMENT TRUST
          Templeton International (Ex EM) Fund  - Class A,C, Advisor
               Templeton Latin America Fund - Class A,C, Advisor
              TEMPLETON GLOBAL OPPORTUNITIES TRUST - CLASS A,B,C
                       TEMPLETON INSTITUTIONAL FUNDS, INC.
            Foreign Equity Series - Primary Shares, Service Shares
                             Emerging Markets Series
                      Emerging Fixed Income Markets Series
                          INSTITUTIONAL FIDUCIARY TRUST
                            Money Market Portfolio
          Franklin U.S. Government Securities Money Market Portfolio
                           Franklin Cash Reserves Fund

The prospectus is amended as follows:

1. DEALER COMPENSATION

FOR ALL FUNDS, EXCEPT TEMPLETON INSTITUTIONAL FUNDS, INC. (FOREIGN EQUITY SERIES, EMERGING MARKETS SERIES, AND EMERGING FIXED INCOME MARKETS SERIES):

A. Effective February 1, 2002, the holding period for the deferred sales charge of 1% on new Class A purchases of $1 million or more will be extended to 18 months.

B. The section "Dealer Compensation" is replaced with the following: DEALER COMPENSATION Qualifying dealers who sell Fund shares may receive sales commissions and other payments. These are paid by Franklin Templeton Distributors, Inc. (Distributors) from sales charges, distribution and service (12b-1) fees and its other resources.

THE FOLLOWING DEALER COMMISSIONS ARE APPLICABLE TO GLOBAL AGGRESSIVE GROWTH FUND, GLOBAL GROWTH FUND, GOLD AND PRECIOUS METALS FUND, CONVERTIBLE SECURITIES FUND, EQUITY INCOME FUND, REAL ESTATE SECURITIES FUND, U.S. LONG-SHORT FUND, TEMPLETON FOREIGN SMALLER COMPANIES FUND, TEMPLETON GLOBAL LONG-SHORT FUND, TEMPLETON PACIFIC GROWTH FUND, TEMPLETON INTERNATIONAL FUND (EX EM), TEMPLETON LATIN AMERICA FUND AND TEMPLETON GLOBAL OPPORTUNITIES TRUST:

                                Class A             Class B          Class C
------------------------------------------------------------------------------
 Commission (%)                   --                  4.00           2.00/3
 Investment under $50,000         5.00                 --              --
 $50,000 but under $100,000       3.75                 --              --
 $100,000 but under $250,000      2.80                 --              --
 $250,000 but under $500,000      2.00                 --              --
 $500,000 but under $1 million    1.60                 --              --
 $1 million or more             up to 1.00/1           --              --
 12b-1 FEE TO DEALER  [varies from 0.25 to 0.35/1]    0.25/2         1.00/4

 1. For purchases at NAV where Distributors paid a prepaid commission, dealers may start to receive the 12b-1 fee in the 13th month after purchase. The Global Aggressive Growth, Global Growth Fund and Templeton Global Long-Short Fund may pay up to 0.35% to Distributors or others, out of which 0.10% generally will be retained by Distributors for its distribution expenses.

 2. Dealers may be eligible to receive up to 0.25% from the date of purchase. After 8 years, Class B shares convert to Class A shares and dealers may then receive the 12b-1 fee applicable to Class A.

 3. Commission includes advance of the first year's 0.25% 12b-1 service fee.
 4. Dealers may be eligible to receive up to 0.25% at time of purchase and may be eligible to receive 1.00% starting in the 13th month. During the first 12 months, the full 12b-1 fee will be paid to Distributors to partially offset commission and the prepaid service fee paid at the time of purchase.

 THE FOLLOWING DEALER COMMISSIONS ARE APPLICABLE TO CALIFORNIA TAX-FREE INCOME FUND, INC, CALIFORNIA INSURED TAX-FREE INCOME FUND, FEDERAL TAX-FREE INCOME FUND, CALIFORNIA HIGH YIELD MUNICIPAL FUND, TENNESSEE MUNICIPAL BOND FUND, NEW YORK TAX-FREE INCOME FUND, NEW YORK INSURED TAX-FREE INCOME FUND, ALABAMA TAX-FREE INCOME FUND, ARIZONA TAX-FREE INCOME FUND, COLORADO TAX-FREE INCOME FUND, CONNECTICUT TAX-FREE INCOME FUND, FLORIDA INSURED TAX-FREE INCOME FUND, FLORIDA TAX-FREE INCOME FUND, GEORGIA TAX-FREE INCOME FUND, HIGH YIELD TAX-FREE INCOME FUND, INSURED TAX-FREE INCOME FUND, KENTUCKY TAX-FREE INCOME FUND, LOUISIANA TAX-FREE INCOME FUND, MARYLAND TAX-FREE INCOME FUND, MASSACHUSETTS INSURED TAX-FREE INCOME FUND, MICHIGAN INSURED TAX-FREE INCOME FUND, MINNESOTA INSURED TAX-FREE INCOME FUND, MISSOURI TAX-FREE INCOME FUND, NEW JERSEY TAX-FREE INCOME FUND, NORTH CAROLINA TAX-FREE INCOME FUND, OHIO INSURED TAX-FREE INCOME FUND, OREGON TAX-FREE INCOME FUND, PENNSYLVANIA TAX-FREE INCOME FUND, DOUBLE TAX-FREE INCOME FUND, TEXAS TAX-FREE INCOME FUND AND VIRGINIA TAX-FREE INCOME FUND:
                                  Class A        Class B         Class C
-------------------------------------------------------------------------------
 Commission (%)                     --            3.00            2.00/3
 Investment under $100,000         4.00            --              --
 $100,000 but under $250,000       3.25            --              --
 $250,000 but under $500,000       2.25            --              --
 $500,000 but under $1 million     1.85            --              --
 $1 million or more             up to 0.75/1       --              --
 12b-1 FEE TO DEALER               0.10/1         0.15/2          0.65/4

 1. For purchases at NAV where Distributors paid a prepaid commission, dealers may start to receive the 12b-1 fee in the 13th month after purchase.
 2. Dealers may be eligible to receive up to 0.15% from the date of purchase. After 8 years, Class B shares convert to Class A shares and dealers may then receive the 12b-1 fee applicable to Class A.
 3. Commission includes advance of the first year's 0.15% 12b-1 service fee.
 4. Dealers may be eligible to receive up to 0.15% at time of purchase and may be eligible to receive 0.65% starting in the 13th month. During the first 12 months, the full 12b-1 fee will be paid to Distributors to partially offset commission and the prepaid service fee paid at the time of purchase.

 THE FOLLOWING DEALER COMMISSIONS ARE APPLICABLE TO CALIFORNIA INTERMEDIATE-TERM TAX-FREE INCOME FUND, SHORT-INTERMEDIATE U.S. GOVERNMENT SECURITIES FUND, NEW YORK INTERMEDIATE-TERM TAX-FREE INCOME FUND, FEDERAL INTERMEDIATE-TERM TAX-FREE INCOME FUND, HARD CURRENCY FUND AND FLOATING RATE DAILY ACCESS FUND:

                                Class A             Class B/2        Class C/2
----------------------------------------------------------------------------
 Commission (%)                   --                  4.00            1.00/4
 Investment under $100,000       2.00
 $100,000 but under $250,000     1.50
 $250,000 but under $500,000     1.00
 $500,000 but under $1 million   0.85
 $1 million or more          up to 0.75/1
 12b-1 FEE TO DEALER   [varies from 0.10 to 0.45/1]   0.25/3          0.65/5

1. For purchases at NAV where Distributors paid a prepaid commission, dealers may start to receive the 12b-1 fee in the 13th month after purchase. The Hard Currency Fund may pay up to 0.45% to Distributors or others, out of which 0.20% generally will be retained by Distributors for its distribution expenses.
 2. Applies to Floating Rate Daily Access Fund only.
 3. Dealers may be eligible to receive up to 0.25% from the date of purchase. After 8 years, Class B shares convert to Class A shares and dealers may then receive the 12b-1 fee applicable to Class A.
 4. Commission includes advance of the first year's 0.15% 12b-1 service fee.
 5. Dealers may be eligible to receive up to 0.15% at time of purchase and may be eligible to receive 0.65% starting in the 13th month. During the first 12 months, the full 12b-1 fee will be paid to Distributors to partially offset commission and the prepaid service fee paid at the time of purchase.

 A dealer commission of up to 1% may be paid on Class A NAV purchases by certain retirement plans1 and on Class C NAV purchases. A dealer commission of up to 0.25% may be paid on Class A NAV purchases by certain trust companies and bank trust departments, eligible governmental authorities, and broker-dealers or others on behalf of clients participating in comprehensive fee programs.

 MARKET TIMERS. Please note that for Class A NAV purchases by Market Timers, including purchases of $1 million or more, dealers are not eligible to receive the dealer commission. Dealers, however, may be eligible to receive the 12b-1 fee from the date of purchase.

2. MARKET TIMERS

FOR TEMPLETON GLOBAL OPPORTUNITIES TRUST, TEMPLETON INTERNATIONAL (EX EM) FUND, TEMPLETON LATIN AMERICA FUND, AND TEMPLETON INSTITUTIONAL FUNDS, INC. (FOREIGN EQUITY SERIES, EMERGING MARKETS SERIES, AND EMERGING FIXED INCOME MARKETS SERIES) ONLY:

The first sentence of the section under "Account Policies - Market Timers" is replaced with the following:
 Effective March 1, 2002, the Fund does not allow investments by Market Timers and may restrict or refuse purchases or exchanges by a shareholder who fails to comply with the restrictions set forth below.

               Please keep this supplement for future reference.

January 1, 2002